Income tax expense (Tables)	12 Months Ended
Dec. 31, 2022
Income tax expense
Summary of tax charged/(credited) in profit or loss

	2022	2021	2020
	£ 000	£ 000	£ 000
Current taxation
UK corporation tax	—	—	(4)

Summary of differences between corporation tax benefit at standard rate and total tax benefit/(expense)

	2022	2021	2020
	£ 000	£ 000	£ 000
Loss before tax	(94,375)	(245,224)	(12,322)
Corporation tax benefit at standard rate	17,931	46,593	2,341
Decrease in tax benefit from effect of expenses not deductible in determining taxable loss	(418)	(92)	(135)
Decrease in tax benefit from tax losses for which no deferred tax asset was recognised	(17,513)	(46,501)	(841)
Decrease in tax benefit arising from group relief tax reconciliation	—	—	(1,369)
Deferred tax credit from unrecognised temporary difference from a prior period	—	—	—
Total tax expense	—	—	(4)